As filed with the Securities and Exchange Commission on October 30, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09445

Marketocracy Funds
(Exact name of registrant as specified in charter)

1200 Park Place, Suite 100, San Mateo, CA 94403
(Address of principal executive offices) (Zip code)

Kendrick W. Kam
1200 Park Place, Suite 100, San Mateo, CA 94403
(Name and address of agent for service)

1-888-884-8482
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

MARKETOCRACY MASTERS 100 FUND
Portfolio of Investments
9/30/2008 (Unaudited)

		Shares	Market Value
Common Stocks - 86.2%			$ 23,623,838
(cost $28,318,866)

CONSUMER DISCRETIONARY - 2.5%			694,276
BYD	BOYD GAMING CORP.	3,700	34,632
DDT	DILLARDS CAPITAL TRUST I	13,405	154,157
FSCI	FISHER COMMUNICATIONS, INC.	1,000	39,400
JOEZ	JOE'S JEANS, INC.*	2,910	3,201
NKE	NIKE, INC.	700	46,830
SVLF	SILVERLEAF RESORTS, INC.*	88,681	109,964
TRI	THOMSON REUTERS CORP.	6,100	166,347
WATG	WONDER AUTO TECHNOLOGY, INC.*	15,200	97,432
XFML	XINHUA FINANCE MEDIA LTD - ADR*	32,300	42,313

CONSUMER STAPLES - 3.4%			930,259
ADY	AMERICAN DAIRY, INC.*	6,305	63,870
DEG	ETABLISSEMENTS DELHAIZE FRERES - ADR	1,500	87,450
NSRGY	NESTLE S A - ADR	4,790	205,911
PPC	PILGRIMS PRIDE CORP.	4,600	11,453
PG	PROCTER & GAMBLE CO.	1,000	69,690
SDA	SADIA S A - ADR	6,400	59,968
SAFM	SANDERSON FARMS, INC.	2,700	99,198
HOGS	ZHONGPIN, INC.*	31,300	332,719

ENERGY - 14.7%			4,023,680
APA	APACHE CORP.	300	31,284
ATPG	ATP OIL & GAS CORP.*	3,200	56,992
ATW	ATWOOD OCEANICS, INC.*	1,200	43,680
BTE	BAYTEX ENERGY TRUST	1,900	46,949
KAZ	BMB MUNAI, INC.	15,700	65,155
BZP	BPZ RESOURCES, INC.*	5,200	89,440
CAM	CAMERON INTERNATIONAL CORP.*	800	30,832
CFW	CANO PETROLEUM, INC.*	10,500	24,255
CPX	COMPLETE PRODUCTION SERVICES*	1,100	22,143
CXPO	CRIMSON EXPLORATION, INC.*	20,683	149,538
DO	DIAMOND OFFSHORE DRILLING, INC.	2,000	206,120
EAC	ENCORE ACQUISITION CO.*	700	29,246
ERF	ENERPLUS RESOURCES FUND	1,500	55,785
ESV	ENSCO INTERNATIONAL, INC.	5,700	328,491
FEEC	FAR EAST ENERGY CORP.*	2,800	854
GW	GREY WOLF, INC.*	6,900	53,682
GIFI	GULF ISLAND FABRICATION, INC.	900	31,023
HNR	HARVEST NATURAL RESOURCES, INC.*	300	3,036
HLX	HELIX ENERGY SOLUTIONS GROUP, INC.*	2,200	53,416
HES	HESS CORP.	500	41,040
KEG	KEY ENERGY SERVICES, INC.*	6,700	77,720
ME	MARINER ENERGY, INC.*	2,600	53,300
NOV	NATIONAL-OILWELL VARCO, INC.*	1,100	55,253
NE	NOBLE CORP.	5,300	232,670
OXY	OCCIDENTAL PETROLEUM CORP.	7,900	556,555
PCX	PATRIOT COAL CORP.*	180	5,229
PTEN	PATTERSON UTI ENERGY, INC.	6,600	132,132
BTU	PEABODY ENERGY CORP.	1,200	54,000
PGH	PENGROWTH ENERGY TRUST	3,400	50,796
PWE	PENN WEST ENERGY TRUST	28,100	677,210
PZE	PETROBRAS ENERGIA PARTICIPACIONES - ADR	6,700	65,928
PBR	PETROLEO BRASILEIRO SA PETROBRAS - ADR	1,200	52,740
PVX	PROVIDENT ENERGY TRUST	5,990	53,790
RDC	ROWAN COMPANIES, INC.	1,000	30,550
SSL	SASOL LTD - ADR	1,500	63,735
SFL	SHIP FINANCE INTERNATIONAL LTD	1,000	21,560
SNEN	SINOENERGY CORP.*	500	2,490
SII	SMITH INTERNATIONAL, INC.	700	41,048
SPND	SPINDLETOP OIL & GAS CO.*	5,300	15,900
SFY	SWIFT ENERGY CO.*	5,500	212,795
SYNM	SYNTROLEUM CORP.*	42,522	46,349
TELOZ	TEL OFFSHORE TRUST	90	1,664
TVOC	TEXAS VANGUARD OIL*	4,200	39,900
RIG	TRANSOCEAN, INC.	300	32,952
WFT	WEATHERFORD INTERNATIONAL LTD*	1,000	25,140
XTO	XTO ENERGY, INC.	1,275	59,313

	Shares	Market Value
Common Stocks - 86.2%		$ 23,623,838
FINANCIALS - 10.4%			2,850,652
TCHC	21ST CENTURY HOLDINGS CO.	5,300	27,878
PVD	ADMINISTRADA DE FONDOS DE PENSIONES PROVIDA - ADR	1,500	36,885
AIG	AMERICAN INTERNATIONAL GROUP, INC.	1,000	3,330
AVB	AVALONBAY COMMUNITIES, INC.	100	9,842
BBD	BANCO BRADESCO S A - ADR	4,900	78,890
ITU	BANCO ITAU HOLDING FINANCIERA S A - ADR	4,800	84,000
CRMH	CRM HOLDINGS LTD*	13,580	36,666
DHIL	DIAMOND HILL INVESTMENT GROUP	3,891	349,879
DRL	DORAL FINANCIAL CORP.	100	1,092
ENH	ENDURANCE SPECIALTY HOLDINGS LTD	4,700	145,324
FMD	FIRST MARBLEHEAD CORP.	11,800	29,382
GNW	GENWORTH FINANCIAL, INC.	6,000	51,660
IPCR	IPC HOLDINGS LTD	5,900	178,239
KFS	KINGSWAY FINANCIAL SERVICES, INC.	6,900	48,162
LM	LEGG MASON, INC.	2,000	76,120
MMPI	MERUELO MADDUX PROPERTIES, INC.*	46,900	57,218
MTG	MGIC INVESTMENT CORP.	3,900	27,417
MRH	MONTPELIER RE HOLDINGS LTD	1,900	31,369
NYX	NYSE EURONEXT	2,000	78,360
PCAP	PATRIOT CAPITAL FUNDING, INC.	10,100	64,337
PNNT	PENNANTPARK INVESTMENT CORP.	61,700	457,197
RDN	RADIAN GROUP, INC.	82,200	414,288
RODM	RODMAN & RENSHAW CAPITAL GROUP, INC.*	30,300	51,510
TRAD	TRADESTATION GROUP, INC.*	32,000	299,200
GROW	U.S. GLOBAL INVESTORS, INC.	21,135	212,407

HEALTH CARE - 17.7%			4,849,533
AVCA	ADVOCAT, INC.*	9,675	48,182
ALTH	ALLOS THERAPEUTICS, INC.*	4,000	29,640
AMRN	AMARIN CORP. PLC - ADR*	61,364	55,228
AMED	AMEDISYS, INC.*	600	29,202
AVNR	AVANIR PHARMACEUTICALS*	48,300	28,014
BAYRY	BAYER A G - ADR	1,400	102,101
BIIB	BIOGEN IDEC, INC.*	6,500	326,885
DEPO	DEPOMED, INC.*	226,267	825,875
ELN	ELAN PLC - ADR*	99,000	1,056,330
EBS	EMERGENT BIOSOLUTIONS, INC.*	2,900	37,961
FVE	FIVE STAR QUALITY CARE, INC.*	3,400	12,750
FMS	FRESENIUS MEDICAL CARE AG & CO. - ADR	3,000	155,820
HNAB	HANA BIOSCIENCES, INC.*	56,429	33,857
HUM	HUMANA, INC.*	5,600	230,720
IDEV	INDEVUS PHARMACEUTICALS, INC.*	362,800	1,215,380
KNSY	KENSEY NASH CORP.*	1,100	34,606
LGND	LIGAND PHARMACEUTICALS, INC.*	8,800	25,960
MBRK	MIDDLEBROOK PHARMACEUTICAL, INC.*	17,300	25,950
MOH	MOLINA HEALTHCARE, INC.*	3,000	93,000
NVO	NOVO NORDISK A/S - ADR	8,700	445,440
TEVA	TEVA PHARMACEUTICAL INDUSTRIES LTD - ADR	800	36,632

INDUSTRIALS - 9.6%			2,640,825
APWR	A POWER ENERGY GENERATION SYSTEMS LTD*	3,800	34,048
ABIX	ABATIX CORP.*	50,827	256,168
DWT	BRITANNIA BULK HOLDINGS, INC.*	15,100	81,087
CAT	CATERPILLAR, INC.	600	35,760
CRDN	CERADYNE, INC.*	400	14,664
CPHI	CHINA PHARMA HOLDINGS, INC.*	55,900	116,272
RRD	DONNELLEY R R & SONS CO.	2,200	53,966
ERJ	EMBRAER-EMPRESA BRASILEIRA DE AERONAUTICA SA - ADR	1,600	43,216
XJT	EXPRESSJET HOLDINGS, INC.*	242,800	46,132
FWLT	FOSTER WHEELER LTD*	800	28,888
RAIL	FREIGHTCAR AMERICA, INC.	3,300	96,591
FTEK	FUEL TECH, INC.*	1,600	28,944
GEHL	GEHL CO.*	1,400	41,202
PAC	GRUPO AEROPORTUARIO DEL PACI S.A.B. - ADR	2,000	51,120
ASR	GRUPO AEROPORTUARIO DEL SURESTE - ADR	5,800	288,028
GSH	GUANGSHEN RAILWAY CO. LTD. - ADR	18,300	442,860
HURC	HURCO COMPANIES, INC.*	3,700	109,409
KHD	KHD HUMBOLDT WEDAG INTERNATIONAL LTD*	9,200	176,456
KNL	KNOLL, INC.	6,500	98,280
MFW	M & F WORLDWIDE CORP.*	2,200	88,000
STN	STANTEC, INC.*	404	9,615
SBLK	STAR BULK CARRIERS CORP.	40,000	280,000
TRN	TRINITY INDUSTRIES, INC.	1,000	25,730
UUU	UNIVERSAL SECURITY INSTRUMENTS, INC.*	7,318	35,858
VSEC	VSE CORP.	4,700	158,531

	Shares	Market Value
Common Stocks - 86.2%		$ 23,623,838
INFORMATION TECHNOLOGY - 14.9%			4,079,400
AEY	ADDVANTAGE TECHNOLOGIES GROUP, INC.*	1,800	4,842
AAPL	APPLE, INC.*	7,300	829,718
CAJ	CANON, INC. - ADR	2,600	98,150
IMOS	CHIPMOS TECHNOLOGIES BERMUDA, LTD.*	233,115	396,296
CRYP	CRYPTOLOGIC LTD	21,800	119,464
GIGM	GIGAMEDIA LTD*	37,200	274,164
GSB	GLOBALSCAPE, INC.*	33,948	40,059
GSIT	GSI TECHNOLOGY*	10,226	36,507
HIMX	HIMAX TECHNOLOGIES, INC. - ADR	52,800	152,592
MAIL	INCREDIMAIL LTD*	36,915	118,497
MA	MASTERCARD, INC.	4,900	868,917
MU	MICRON TECHNOLOGY, INC.*	131,300	531,765
MSFT	MICROSOFT CORP.	11,000	293,590
QXM	QIAO XING MOBILE COMMUNICATION CO. LTD*	29,700	90,288
XING	QIAO XING UNIVERSAL TELEPHONE, INC.*	26,800	66,196
TSL	TRINA SOLAR LTD - ADR*	6,900	158,355

MATERIALS - 11.9%			3,256,331
AEM	AGNICO EAGLE MINES LTD	400	22,028
AGU	AGRIUM, INC.	1,100	61,688
AKS	AK STEEL HOLDING CORP.	1,300	33,696
AKZOY	AKZO NOBEL - ADR	3,000	142,500
ANV	ALLIED NEVADA GOLD CORP.*	8,500	48,620
APFC	AMERICAN PACIFIC CORP.*	18,575	242,589
AAUK	ANGLO AMERICAN PLC - ADR	1,200	20,076
ARSD	ARABIAN AMERICAN DEVELOPMENT CO.*	48,400	217,316
AZC	AUGUSTA RESOURCE CORP.*	9,700	34,532
AZK	AURIZON MINES, LTD.*	47,800	124,280
ABX	BARRICK GOLD CORP.	1,400	51,436
BAK	BRASKEM S A - ADR	41,600	455,104
CF	CF INDUSTRIES HOLDINGS, INC.	200	18,292
CGR	CLAUDE RESOURCES, INC.*	112,092	45,958
CLF	CLEVELAND CLIFFS, INC.	1,200	63,528
SID	COMPANHIA SIDERURGICA NACIONAL - ADR	1,400	29,764
RIO	COMPANHIA VALE DO RIO DOCE - ADR	10,300	197,245
CLHRF	CORAL GOLD RESOURCES LTD*	18,900	5,746
DROOY	DRD GOLD LTD - ADR	5,100	22,593
EGI	ENTREE GOLD, INC.*	44,385	59,920
GMO	GENERAL MOLY, INC.*	7,200	31,320
GG	GOLDCORP, INC.	4,400	139,172
GSS	GOLDEN STAR RESOURCES, LTD.*	18,300	27,816
GBN	GREAT BASIN GOLD LTD*	61,600	129,360
IFF	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	3,000	118,380
KALU	KAISER ALUMINUM CORP.	200	8,590
LUN CN	LUNDIN MINING CORP.*	11,600	34,568
MFN	MINEFINDERS LTD*	5,800	43,790
MNEAF	MINERA ANDES, INC.*	93,400	95,361
NGD	NEW GOLD, INC.*	25,730	127,364
NEM	NEWMONT MINING CORP.	1,600	62,016
OMG	OM GROUP, INC.*	400	9,000
PKX	POSCO - ADR	200	18,674
RDSMY	ROYAL DSM N V - ADR	11,300	132,357
SA	SEABRIDGE GOLD, INC.*	2,800	47,600
SUTR	SUTOR TECH GROUP LTD*	800	2,632
SYT	SYNGENTA AG - ADR	700	29,624
TGB	TASEKO MINES LTD*	63,000	119,700
TRA	TERRA INDUSTRIES, INC.	4,800	141,120
UXG	US GOLD CORP.*	5,800	7,656
AUY	YAMANA GOLD, INC.	4,000	33,320

TELECOMMUNICATION SERVICES - 1.1%			298,882
BTM	BRASIL TELECOM SA - ADR	2,000	43,760
NIHD	NII HOLDINGS, INC.*	600	22,752
VIP	OPEN JOINT STOCK CO. - VIMPEL COMMUNICATIONS - ADR	1,500	30,450
ROS	OJSC ROSTELECOM - ADR	800	34,832
TNE	TELE NORTE LESTE PARTICIPACOES S A - ADR	7,800	136,188
TMX	TELEFONOS DE MEXICO S A B - ADR	1,200	30,900

	Shares	Market Value
Common Stocks - 86.2%		$ 23,623,838
INVESTMENT COMPANIES - 10.5%			2,899,581
(cost $3,338,029)

AINV	APOLLO INVESTMENT CORP.	10,200	173,910
ARCC	ARES CAPITAL CORP.	12,100	126,203
KSK	CORTS TRUST FOR FORD DEBENTURES*	27,345	194,970
GAIN	GLADSTONE INVESTMENT CORP.	124,503	856,581
SLV	ISHARES SILVER TRUST*	3,100	36,735
HYF	MANAGED HIGH YIELD PLUS FUND, INC.	160,900	360,416
TWM	PROSHARES TRUST ULTRA SHORT RUSSELL 2000 ETF	5,200	373,880
PSEC	PROSPECT CAPITAL CORPORATION	13,800	176,778
SGF	SINGAPORE FUND, INC.	22,300	236,157
UNG	UNITED STATES NATIONAL GAS FUND, LP*	9,200	306,544
USO	UNITED STATES OIL FUND, LP*	700	57,407

CASH EQUIVALENTS - 2.8%			755,746
(cost $755,746)
	HIGHMARK 100% US TREAS MM	377,873	377,873
	HIGHMARK DIVERSIFIED MM-FID	377,873	377,873

TOTAL INVESTMENT SECURITIES - 99.5%			27,279,165
(cost $32,412,641)

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%			134,683

NET ASSETS - 100.0%			$27,413,848

*Non-income producing security.

ADR - American Depository Receipt.

The cost basis of investments for federal income tax purposes at September 30, 2008 was as follows+:

Cost of investments		$32,852,624
Gross unrealized appreciation		2,693,939
Gross unrealized depreciation		(8,267,398)
Net unrealized appreciation		($5,573,459)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157 "Fair Value Measurements" ("Fas 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund (Portfolio) has adopted FAS 157 effective September 30, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Description	Investments in Securities
Level 1 - Quoted prices	$27,279,165
Level 2 - Other Significant
observable inputs	-
Level 3 - Significant
unobservable inputs	-
Total	$27,279,165

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Marketocracy Funds

By (Signature and Title)
Kendrick W. Kam, President & Treasurer

Date                                October 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
Kendrick W. Kam, President & Treasurer

Date                                October 21, 2008

* Print the name and title of each signing officer under his or her signature.